GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Summary of change in the net carrying amount of goodwill

	Russia convergent	Moscow fixed line	Ukraine	Other	Total
Balance at January 1, 2016
Gross amount of goodwill	30,266	1,083	129	7,972	39,450
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)

	28,800	1,083	129	4,456	34,468

Currency translation adjustment	—	—	(34)	(749)	(783)

Balance at December 31, 2016
Gross amount of goodwill	30,266	1,083	95	7,223	38,667
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)

	28,800	1,083	95	3,707	33,685

Acquisitions (Note 4)	62	—	—	732	794
Reclassification	(81)	81	—	—	—
Currency translation adjustment	—	—	(8)	(190)	(198)

Balance at December 31, 2017
Gross amount of goodwill	30,247	1,164	87	7,765	39,263
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)

	28,781	1,164	87	4,249	34,281